CAPITAL AND RESERVES (Details 1) - Share Purchase Option Compensation Plan - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Number of options, Beginning Balance	24,318,500	27,693,500
Number of options, Expired	(6,368,500)	(3,375,000)
Number of options, Exercised	(30,000)
Number of options, Ending Balance	17,920,000	24,318,500
Weighted average exercise price, Beginning Balance	$ 1.00	$ 0.98
Weighted average exercise price, Expired	0.99	0.80
Weighted average exercise price, Exercised	0.41
Weighted average exercise price, Ending Balance	$ 1.01	$ 1.00